Significant Accounting Policies (Details) - shares	Jun. 30, 2025	Dec. 31, 2024
Public Warrants [Member]
Significant Accounting Policies [Line Items]
Number of warrant outstanding	13,605,561	13,605,561
Private Warrants [Member]
Significant Accounting Policies [Line Items]
Number of warrant outstanding	2,142,000	2,142,000